Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Related Party Transactions
The below table presents the analysis of “Management fees – related party” charged from Seanergy and Seanergy Shipmanagement in connection with the above agreements as presented in the accompanying statement of operations:

	Year ended	Year ended	From January 20, 2022 through
Fees charged in relation to:	December 31, 2024	December 31, 2023	December 31, 2022
Management services – Seanergy	935	760	203
Management services – Seanergy Shipmanagement	806	661	82
Management fees- related party	1,741	1,421	285

The below table presents the fees charged from Seanergy Management in connection with the above agreements:

	Year ended	Year ended	From January 20, 2022 through
Fees charged in relation to:	December 31, 2024	December 31, 2023	December 31, 2022
Commercial services (1)	351	329	296
Purchase of vessel services (2)	285	1,073	795
Sale of vessel services (3)	202	375	1,015
Total	838	1,777	2,106

(1)	included in “Vessel revenue, net” (Note 12) in the accompanying statement of operations
(2)	presented in “Right-of-use assets” (Note 6) and “Vessels, net” (Note 5)
(3)	presented in “Gain on sale of vessels, net” (Note 5) in the accompanying statement of operations

The below table presents the analysis of  “Due to Related Parties” as presented in the accompanying consolidated balance sheets:

	December 31, 2024	December 31, 2023
Balance due to Seanergy	5,597	252
Balance due to Seanergy Shipmanagement	1,004	198
Balance due to Seanergy Management	670	-
Due to Related Parties	7,271	450

The below table presents the analysis of  “Due from Related Parties” as presented in the accompanying consolidated balance sheets:

	December 31, 2024	December 31, 2023
Balance due from Seanergy Management	-	142
Due from Related Parties	-	142